Weighted-Average Assumptions used to Determine Net Periodic Benefit Costs (Detail)		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate		1.40%	1.50%	1.90%
Expected return on plan assets		3.00%	3.00%	3.00%
Rate of compensation increase	[1]
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate		4.10%	4.10%	4.70%
Expected return on plan assets		5.60%	5.80%	6.10%
Rate of compensation increase		3.10%	3.10%	3.50%

[1]	Substantially all of Sony's Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.